Income Taxes (Tables)	4 Months Ended
Apr. 30, 2013
Income Taxes Tables [Abstract]
Components of income tax expense (benefit)

The components of income tax expense (benefit) are as follows:

For the
	Four Months	For the
	Ended	Year Ended
	April 30,	December 31,
	2013	2012	2011
Current:
Federal	$-	$-	$-
State	-	-	-
	-	-	-
Deferred:
Federal	-	-	-
State	-	-	-
	-	-	-
Total Income tax expense (benefit)	$-	$-	$-

Deferred income tax assets and liabilities

Significant components of the Company's deferred income tax assets and liabilities are as follows:

	April 30,	December 31,
	2013	2012	2011
Deferred tax assets:
Net operating loss	$4,256,530	$3,649,651	$2,064,725
Allowance for doubtful accounts	23,948	261,946	17,637
Intangible assets	238,259	118,740	-
Deferred rent	11,809	7,883	9,473
Stock-based compensation	185,916	128,827	-
Contributions carryforward	93	93	-
Total deferred tax assets	4,716,555	4,167,140	2,091,835

Deferred tax liabilities:
Intangible assets	-	-	(148,345)
Property and equipment	(31,714)	(630)	(805)
Total deferred tax liabilities	(31,714)	(630)	(149,150)

Deferred tax assets, net	4,684,841	4,166,510	1,942,685

Valuation allowance:
Beginning of year	(4,166,510)	(1,942,685)	(1,152,977)
(Increase) during period	(518,331)	(2,223,825)	(789,708)
Ending balance	(4,684,841)	(4,166,510)	(1,942,685)

Net deferred tax asset	$-	$-	$-

Presentation in the financial statements:

	For the Four Months Ended	For the Year Ended
	April 30,	December 31,
	2013	2012	2011
Deferred taxes, current portion	$-	$-	$-
Deferred taxes, net of current portion	-	-	-
Net deferred tax assets	$-	$-	$-

Reconciliation of income tax

A reconciliation of income tax computed at the U.S. statutory rate to the effective income tax rate is as follows:

	For the Four Months Ended	For the Year Ended
	April 30,	December 31,
	2013	2012	2011
Statutory U.S. federal income tax rate	34.0%	34.0%	34.0%
State income taxes, net of federal tax benefit	3.1	3.1	3.1
Other	(0.1)	(0.1)	(0.1)
Change in valuation allowance	(37.0)	(37.0)	(37.0)
Effective income tax rate	0.0%	0.0%	0.0%